Cash Flow Information - Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₺ (19,546,831)	₺ (18,964,748)
Cash inflows	(21,392,603)	(27,447,776)
Cash outflows	28,138,803	32,680,332
Other non-cash movements	(7,987,465)	(5,814,639)
Ending balance	(20,788,096)	(19,546,831)
Liabilities arising from financing activities, liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(20,305,727)	(20,155,545)
Cash inflows	(23,478,188)	(29,372,139)
Cash outflows	29,005,453	33,782,208
Other non-cash movements	(6,807,960)	(4,560,251)
Ending balance	(21,586,422)	(20,305,727)
Debt securities issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(5,965,790)	(5,210,562)
Cash inflows	(494,987)	(311,649)
Cash outflows	885,647	563,241
Other non-cash movements	(1,787,424)	(1,006,820)
Ending balance	(7,362,554)	(5,965,790)
Loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(12,806,882)	(13,531,027)
Cash inflows	(22,983,201)	(29,060,490)
Cash outflows	26,817,471	32,003,647
Other non-cash movements	(3,152,370)	(2,219,012)
Ending balance	(12,124,982)	(12,806,882)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(1,533,055)	(1,413,956)
Cash outflows	1,302,335	1,215,320
Other non-cash movements	(1,868,166)	(1,334,419)
Ending balance	(2,098,886)	(1,533,055)
Derivative Assets, net [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	758,896	1,190,797
Cash inflows	2,085,585	1,924,363
Cash outflows	(866,650)	(1,101,876)
Other non-cash movements	(1,179,505)	(1,254,388)
Ending balance	₺ 798,326	₺ 758,896